Shares - Common shares (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (in shares)	26,420,821	28,458,115
Retired through share purchase programs (in shares)		(2,195,646)
Purchase of treasury shares (in shares)	(20,955)	(26,012)
Settlement of certain equity classified stock-based compensation (in shares)	337,229	184,364
Ending balance, outstanding (in shares)	26,737,095	26,420,821
Shares to satisfy recipient tax withholding requirements (in shares)	234,728,000	112,583,000
Satisfaction of recipient tax withholding	$ 5,479	$ 1,591
Common shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (in shares)	27,827,282	30,022,928
Retired through share purchase programs (in shares)		(2,195,646)
Purchase of treasury shares (in shares)	0	0
Settlement of certain equity classified stock-based compensation (in shares)	0	0
Ending balance, outstanding (in shares)	27,827,282	27,827,282
Treasury shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (in shares)	(1,406,461)	(1,564,813)
Retired through share purchase programs (in shares)		0
Purchase of treasury shares (in shares)	(20,955)	(26,012)
Settlement of certain equity classified stock-based compensation (in shares)	337,229	184,364
Ending balance, outstanding (in shares)	(1,090,187)	(1,406,461)